Prepayments and Other Non-Financial Assets - Additional Information (Details) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Subscribers contract costs	₱ 26,906	₱ 28,817
Cost to Obtain [Member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized commission	4,533	4,448
Amortization of capitalized commissions	1,427	1,204	₱ 3,147
Cost to Fulfill [Member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Subscribers contract costs	22,373	24,369
Amortization cost	₱ 8,055	₱ 7,449	₱ 11,789